Annual Fund Operating Expenses - Calamos Growth & Income Portfolio - CLASS I	Apr. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.27%